Subsequent Events - Additional Information (Detail) $ in Millions	Jan. 17, 2024 USD ($) Installments	Jan. 05, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 31, 2020
Property Plant And Equipment Classfied As Held For Sale [Member] | Mature fields related with CGU Oil CGU Gas Austral Basin And CGU Gas Neuquina Basin [member]
Disclosure of non-adjusting events after reporting period [line items]
Assets classified as held for sale			$ 1,899
Related Provision For Hydrocarbon Well Abandonment [Member] | Mature fields related with CGU Oil CGU Gas Austral Basin And CGU Gas Neuquina Basin [member]
Disclosure of non-adjusting events after reporting period [line items]
Liabilities classified as held for sale			$ 2,082
Fixed interest rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings interest rate				2.00%
Repurchase of Debt Notes [Member] | Negotiable obligations [member] | Fixed interest rate [member] | Class XXVIII [Member] | 2014 April, 2015 February and 2016 October [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate notional amount for which offer was announced		$ 346
Aggregate notional amount for which offer of repurchase was accepted		$ 138
Percentage of outstanding debt for which repurchase was completed		40.00%
Issue of Debt Notes [Member] | Negotiable obligations [member] | Fixed interest rate [member] | Number Class XXVIII Notes Issued Under Frequent Issuer Regime [Member] | Maturity Starting From July 2026 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings maturity	January 2031
Borrowings interest rate	9.50%
Borrowings notional amount	$ 800
Number of biaannual instalments | Installments	10
Borrowings issue price percentage	99.083%
Borrowings yield to maturity percentage	9.75%
Percentage of the debt services to be covered	125.00%
Period within which the amount deposited in the reserves shall be paid	6 months